Warrants (Details Narrative) - USD ($)		9 Months Ended	12 Months Ended
	Feb. 11, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Proceeds from warrant exercises			$ 3,502	$ 13,193,177
Tradeable Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants exercised		1,569
Investor Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants exercised		1,401
Series B Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants exercised		678,865
Proceeds from warrant exercises		$ 15,134,289
April Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Aggregate purchase price	$ 3,139,651
May Investor Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Aggregate purchase price	$ 3,139,651